CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022		Dec. 31, 2021	Jan. 01, 2022
Statement of changes in equity [abstract]
Total comprehensive income attributable to owners of the parent	£ 1,951	£ (2,799)	[1]	£ (206)	[1]	£ (2,799)
Total equity excluding non-controlling interests	£ 44,231	£ 43,667	[2]	£ 47,501			£ 50,982

[1]	Restated for the adoption of IFRS 17; see notes 1, 24 and 25.
[2]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.